Debt, Convertible Notes, and Warrants - Summary of Interest Expense (Detail) - Planet Labs Inc. - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Debt Instruments [Line Items]
Contractual interest coupon	$ 5,422	$ 4,869	$ 6,697	$ 5,554
Amortization of debt issuance costs	679	583	811	402
Amortization of debt discounts	1,649	1,383	1,939	990
Debt extinguishment (gain) loss	0	(673)	(673)	11,529
Total interest expense and extinguishment (gain) loss	$ 7,750	$ 6,162	$ 8,774	$ 18,475